FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Fair Value Measurement of Warrants) (Details) - Level 3 of fair value hierarchy [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	$ 11,932	$ 4,509	$ 1,859
Issuances	8,724		9,075
Exercises		(3,631)
Changes in fair value through profit and loss	(18,965)	11,054	(6,425)
Balance as of December 31	$ 1,691	$ 11,932	$ 4,509